FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Tables
Schedule of Contractual Obligations and Commitments

	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$3,511,720	$3,511,720	$-	$-
Due to related parties	186,563	186,563	-	-
Minimum rental and lease payments	566,288	300,285	251,435	14,568
Term facility	9,141,679	4,396,312	4,745,367	-
Equipment loans	1,296,044	886,145	409,899	-
Finance lease obligations	2,499,543	1,203,882	1,295,661	-
Total	$17,201,837	$10,484,907	$6,702,362	$14,568

Schedule of Foreign Currency Risk
	December 31, 2017		December 31, 2016
	MXN	C$	MXN	C$
Cash	$9,504,034	$320,751	$15,997,014	$270,562
Long-term investments	-	42,368	-	35,873
Reclamation bonds	-	895,500	-	145,500
Amounts receivable	-	131,961	-	52,779
Accounts payable and accrued liabilities	(27,482,356)	(603,463)	(21,006,749)	(1,249,038)
Due to related parties	-	(224,664)	-	(267,726)
Equipment loans	-	(781,675)	-	(1,423,042)
Finance lease obligations	(750,795)	(1,002,470)	(865,526)	(1,465,333)
Net exposure	(18,729,117)	(1,221,692)	(5,875,261)	(3,900,425)
US dollar equivalent	$(949,465)	$(973,847)	$(284,363)	$(2,904,910)

Schedule of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$3,419,532	$-	$-
Short-term investments	1,000,000	-	-
Amounts receivable	-	4,634,997	-
Long-term investments	33,773	-	-
Financial liabilities
Warrant liability	-	-	(1,161,109)
	$4,453,305	$4,634,997	$(1,161,109)